Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2018	Mar. 31, 2017
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 21,169	¥ 20,549
Payables under securities lending transactions	8,206	5,549
Obligations to return securities received as collateral	3,177	3,516
Total	32,552	29,614
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,290	2,309
Payables under securities lending transactions	4,647	1,811
Obligations to return securities received as collateral	2,855	3,329
Total	9,792	7,449
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,328	13,455
Payables under securities lending transactions	2,343	1,970
Obligations to return securities received as collateral	202	102
Total	16,873	15,527
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,004	3,083
Payables under securities lending transactions	1,216	1,768
Obligations to return securities received as collateral	120	85
Total	3,340	4,936
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,547	1,702
Total	¥ 2,547	¥ 1,702